Significant Customers and Concentration of Credit Risk	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Significant Customer and Concentration of Credit Risk
Significant Customers and Concentration of Credit Risk

The company is engaged in the business of developing and commercializing pharmaceutical products. The company has recognized revenue from only one commercial product, Abstral, available in six dosing strengths, and all sales reported are in the United States.

The percentage of product sales to our customer that represented 10% or more of revenue in at least one of the periods presented, is as follows:

	Year ended December 31,
	2014	2013
Customer A	43%	25%
Customer B	18%	6%
Customer C	14%	26%
Customer D	11%	34%

There were no product sales during the year ended December 31, 2012.

The following accounts represented 10% or more of total accounts receivable in at least one of the periods presented:

	December 31,
	2014	2013
Customer A	24%	25%
Customer B	31%	1%
Customer C	16%	11%
Customer D	21%	54%